                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                         SUPPLEMENT DATED MARCH 21, 2005
                                     TO THE
                       PROSPECTUSES DATED FEBRUARY 1, 2005
                                       FOR
           MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (INVESTOR SERIES)
             MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (IRA SERIES)



This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) issued through Merrill Lynch Life Variable Annuity Separate Account A or Merrill Lynch Life Variable Annuity Separate Account D.

In Washington, Class XC Contracts are not currently available.

                               *      *      *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.